Segmented information	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Segmented information

15. Segmented information:

The operations of the Company are in one industry segment: digital mapping and related services. Revenue by geographic segment is included in Note 11.

Property and equipment of the Company are located as follows:

	June 30, 2025	December 31, 2024
United States	$2,240	$2,393
Europe	285	212
Asia/Pacific	244	306
	$2,769	$2,911

Intermap Technologies corporation

Notes to Condensed Consolidated Interim Financial Statements

(In thousands of United States dollars, except per share information)

(Unaudited)

For the three and six months ended June 30, 2025 and 2024

A summary of sales to major customers that exceeded 10% of total sales during each period are as follows:

	For the three months		For the six months
	ended June 30,		ended June 30,
	2025	2024	2025	2024

Customer A	$1,435	$1,631	$3,848	$2,109
Customer B	337	329	672	408
	$1,772	$1,960	$4,520	$2,517